Share capital, Share premium and other reserves - Other Reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning Balance	£ (11,632)
Other comprehensive income/(expenses)	824	£ (10)	£ (169)
Contribution from parent		11	187
Ending Balance	(11,537)	(11,632)
Other reserves
Disclosure of classes of share capital [line items]
Beginning Balance	(11,632)	(11,652)
Other comprehensive income/(expenses)	142	9
Contribution from parent		11	187
Effect of change in ultimate holding company	(47)
Ending Balance	(11,537)	(11,632)	(11,652)
Cash flow hedge reserve
Disclosure of classes of share capital [line items]
Beginning Balance	8	(1)
Other comprehensive income/(expenses)	142	9
Ending Balance	150	8	(1)
Merger reserve
Disclosure of classes of share capital [line items]
Beginning Balance	(11,640)	(11,651)
Contribution from parent		11
Effect of change in ultimate holding company	(47)
Ending Balance	£ (11,687)	£ (11,640)	£ (11,651)